Trade receivables - Trade receivables by currency (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Financial assets	$ 4,813	$ 4,674
Trade receivables
Disclosure of geographical areas [line items]
Financial assets	1,942	1,736
US dollar (USD) | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	776	723
Euro (EUR) | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	351	303
Japanese yen (JPY) | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	157	138
Chinese yuan (CNY) | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	92	82
Brazilian real (BRL) | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	65	51
Canadian dollar (CAD) | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	39	40
Russian ruble (RUB) | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	39	24
Indian rupee (INR) | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	37	36
British pound (GBP) | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	37	33
Turkish lira (TRY) | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	33	28
Australian dollar (AUD) | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	32	25
South Korean won (KRW) | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	32	34
Mexican peso (MXN) | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	28	24
Taiwan dollar (TWD) | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	25	28
Other currencies | Trade receivables
Disclosure of geographical areas [line items]
Financial assets	$ 199	$ 167